Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Shareholders' Equity	Non- controlling Interest	Total
Balance at Sep. 30, 2021		$ 6,750	[1]	$ 79,810	$ 1,466,920	$ 11,886,818	$ 588,587	$ 14,028,885		$ 14,028,885
Balance (in Shares) at Sep. 30, 2021	[1]	135,000,000
Net income (loss)			[1]			2,706,527		2,706,527		2,706,527
Statutory reserve			[1]		184,502	(184,502)
Foreign currency translation gain (loss)			[1]				(1,499,721)	(1,499,721)		(1,499,721)
Balance at Sep. 30, 2022		$ 6,750	[1]	79,810	1,651,422	14,408,843	(911,134)	15,235,691		15,235,691
Balance (in Shares) at Sep. 30, 2022	[1]	135,000,000
Issuance of Ordinary Shares		$ 1,000	[1]	7,999,000				8,000,000		8,000,000
Issuance of Ordinary Shares (in Shares)	[1]	20,000,000
Cost directly related to the initial public offering			[1]	(1,978,222)				(1,978,222)		(1,978,222)
Exercise of over-allotment option		$ 47	[1]	378,793				378,840		378,840
Exercise of over-allotment option (in Shares)	[1]	947,100
Cost directly related to the exercise of option				(42,202)				(42,202)		(42,202)
Net income (loss)			[1]			2,878,230		2,878,230		2,878,230
Statutory reserve			[1]		359,468	(359,468)
Foreign currency translation gain (loss)			[1]				(493,232)	(493,232)		(493,232)
Balance at Sep. 30, 2023		$ 7,797	[1]	6,437,179	2,010,890	16,927,605	(1,404,366)	23,979,105		$ 23,979,105
Balance (in Shares) at Sep. 30, 2023		155,947,100	[1]							155,947,100	[2]
Issuance of Ordinary Shares		$ 30	[1]	311,965				311,995		$ 311,995
Issuance of Ordinary Shares (in Shares)	[1]	600,000
Net income (loss)			[1]			3,675,927		3,675,927	(256,092)	3,419,835
Statutory reserve			[1]		582,186	(582,186)
Foreign currency translation gain (loss)			[1]				848,157	848,157	(6,632)	841,525
Balance at Sep. 30, 2024		$ 7,827	[1]	$ 6,749,144	$ 2,593,076	$ 20,021,346	$ (556,209)	$ 28,815,184	$ (262,724)	$ 28,552,460
Balance (in Shares) at Sep. 30, 2024		156,547,100	[1]							156,547,100	[2]

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.
[2]	Retrospectivelyrestated for effect of a 20-for-1 forward split on February 8, 2024.